ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]	The estimated useful lives used are as follows:
Classification	Life
Equipment	5-7 Years
Computer equipment	7 Years